Transactions with related parties (Details 3)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CHF (SFr) shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 76,300,000		$ 79,100,000		$ 77,800,000
Novartis Pension Fund [member]
Disclosure of transactions between related parties [line items]
Borrowings credit facility uncommitted	500,000,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	67,500,000		70,300,000		69,200,000
Prof. Dr. Brody [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | SFr		SFr 0		SFr 0		SFr 25,000
Prof. Dr. Zinkernagel [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | SFr		0		0		50,000
Dr. Alex Krauer [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | SFr		60,000		60,000		60,000
Dr. Daniel Vasella [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 0	SFr 18,228	$ 0	SFr 26,279	250,000	SFr 0
Key management personnel compensation, daily rate					25,000
Key management personnel compensation, annual guaranteed minimum					$ 250,000
Dr. James Bradner [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, shares acquired | shares					10,000,000	10,000,000
Key management personnel compensation, shares acquired, price					$ 10,000,000
Key management personnel compensation, ownership interest acquired					7.00%	7.00%